INVESTMENTS - Long-term investments - Additional information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Investments [Line Items]
Impairment charges on long-term investments	$ 7.61	47.89	0	0